Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash	$ 92,722	$ 86,401	$ 107,224
Prepaid expenses	27,550	43,631	343,630
Total current assets	120,272	130,032	450,854
Prepaid expenses – non-current			48,795
Investments held in Trust Account	35,096,667	323,911,642	319,232,602
Debt discount	4,372,334
TOTAL ASSETS	39,589,273	324,041,674	319,732,251
LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT
Accounts payable and accrued expenses	3,976,694	2,640,756	1,055,936
Due to related party		235,000	115,000
Subscription liability	9,191,162
Total current liabilities	14,676,822	3,875,756	1,170,936
Warrant liabilities	758,433	379,217	9,352,739
Deferred underwriting commissions liabilities		11,172,572	11,172,572
TOTAL LIABILITIES	15,435,255	15,427,545	21,696,247
COMMITMENTS AND CONTINGENCIES
Class A ordinary shares subject to possible Redemption	35,096,667	323,911,642
SHAREHOLDERS’ DEFICIT
Preference shares, Value
Additional paid-in capital	5,404,501
Accumulated deficit	(16,347,949)	(15,298,312)	(21,181,135)
TOTAL SHAREHOLDERS’ DEFICIT	(10,942,649)	(15,297,513)	(21,180,336)
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT	39,589,273	324,041,674	319,732,251
Class A Ordinary Shares
LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT
Class A ordinary shares subject to possible Redemption		323,911,642	319,216,340
SHAREHOLDERS’ DEFICIT
Ordinary shares, Value	799
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares, Value		799	799
Related Party
LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT
Due to related party	258,966	235,000
Convertible promissory note – related party	1,000,000	1,000,000
Promissory Note – related party	$ 250,000